Leases - Summary of Carrying Amounts of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Lease liabilities, Beginning balance	€ 16,901	€ 18,945
Additions	4,571	4,188
Accretion of interest	862	759	€ 581
Payments	(7,141)	(7,235)
Early terminated contracts	(559)	(162)
Exchange difference	(875)	406
Lease liabilities, Ending balance	13,759	16,901	€ 18,945
Lease liabilities, Current	4,382	5,092
Lease liabilities, Non-current	€ 9,377	€ 11,809